4. Income taxes (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
The components of deferred tax assets are as follows:
Tax losses		$ 838		$ 1,159
Temporary differences		(2)		1
Less: Valuation allowances		(650)		(958)
Net deferred tax assets		$ 186		$ 202
ZHEJIANG TIANLAN
The components of deferred tax assets are as follows:
Tax losses | ¥	¥ 0		¥ 0
Allowance for doubtful debts | ¥	5,864		4,527
Net deferred tax assets | ¥	¥ 5,864		¥ 4,527